Note 25 Estimated benefit payments (Details) € in Millions	Dec. 31, 2023 EUR (€)
Not later than one year [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	€ 699
Not later than one year [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	477
Not later than one year [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	206
Not later than one year [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	17
Later than one year and not later than two years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	557
Later than one year and not later than two years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	325
Later than one year and not later than two years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	216
Later than one year and not later than two years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	16
Later than two years and not later than three years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	524
Later than two years and not later than three years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	279
Later than two years and not later than three years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	226
Later than two years and not later than three years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	19
Later than three years and not later than four years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	500
Later than three years and not later than four years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	242
Later than three years and not later than four years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	236
Later than three years and not later than four years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	22
Later than four years and not later than five years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	484
Later than four years and not later than five years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	210
Later than four years and not later than five years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	246
Later than four years and not later than five years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	27
Later than five years and not later than ten years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	2,378
Later than five years and not later than ten years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	697
Later than five years and not later than ten years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	1,409
Later than five years and not later than ten years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	€ 272